Earnings per share - Diluted (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Diluted earnings per share [abstract]
Resulted of the year attributable to controlling shareholders'	R$ 5,004,695	R$ (3,770,198)	R$ 11,345,455	R$ (3,554,806)
Weighted average number of shares during the period (except treasury shares) – in thousands			1,237,507	1,284,357
Average number of potential shares (stock options) - in thousands			3,076
Weighted average number of shares (diluted) – in thousands			1,240,583	1,284,357
Diluted earnings per common share – R$	R$ 4.03918	R$ (2.93809)	R$ 9.14526	R$ (2.76777)